SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Donegal Mutual Insurance Company 401(k) Plan [Member]
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS	10. SUBSEQUENT EVENTS The Plan’s management has evaluated subsequent events through June 18, 2026, the date the financial statements were issued.